Note 13 - Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about inventories explanatory [text block]
	December 31, 2018	December 31, 2017
Finished goods - doré and concentrates	$2,538	$1,299
Work-in-process	4,626	1,152
Stockpile	1,257	217
Silver coins and bullion	351	303
Materials and supplies	23,696	15,887
	$32,468	$18,858